RELATED PARTIES (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jun. 08, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2015
Related Party Transaction [Line Items]
Rent expense		$ 420
Purchase of grains		147,284	$ 207,188	$ 141,565
Total outstanding consideration payable		8,840	8,200
Lighthouse Capital Limited [Member]
Related Party Transaction [Line Items]
Consideration paid for business combination			8,000
Interest accruing rate	8.00%
Total outstanding consideration payable		8,840	8,200
Related Party [Member]
Related Party Transaction [Line Items]
Other receivables		1,358	2,366
Loan from related party		$ 1,486	$ 1,801
Forafic Maroc [Member]
Related Party Transaction [Line Items]
Ownership percent					100.00%